Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000224642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000224641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000224644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000224643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000224642
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%	3.89%	3.55%
Without Sales Load [Member] | C000224641
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%	3.95%	3.60%
Without Sales Load [Member] | C000224644
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%	2.65%	2.40%
Without Sales Load [Member] | C000224643
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	2.70%	2.45%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	(0.20%)
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	(0.20%)
FEDERATED INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.16%	0.79%	0.90%
FEDERATED INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.16%	0.79%	0.90%
ICE 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 3-Month US Treasury Bill Index
Average Annual Return, Percent	3.71%	3.65%	3.27%
ICE 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 3-Month US Treasury Bill Index
Average Annual Return, Percent	3.71%	3.65%	3.27%
FEDERATED INDEX: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return, Percent	2.59%	2.50%	2.24%
FEDERATED INDEX: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Average Annual Return, Percent	2.59%	2.50%	2.24%